7A. Income taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory federal tax rate	34.00%	34.00%
State taxes, net of federal benefit	4.00%	4.00%
Nondeductible expenses	0.00%	0.00%
Valuation allowance	(38.00%)	(38.00%)
Effective rate	0.00%	0.00%